Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Jan. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 83,082	$ 162,797	$ 21,764		$ 25,646
Stock purchase warrant	5,526	4,657
Long-term debt, including current portion	(674,672)	(656,063)
Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant				$ 3,420
Carrying Amount Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	83,082	162,797
Carrying Amount Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(15,241)	(18,225)
Carrying Amount Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	5,526	4,657
Carrying Amount Asset / (Liability) [Member] | Fair Value Measurements, Other [Member] | Equity Accounted Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted investments	14,980	14,980
Carrying Amount Asset / (Liability) [Member] | Fair Value Measurements, Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(674,672)	(656,063)
Fair Value Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	83,082	162,797
Fair Value Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(15,241)	(18,225)
Fair Value Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	5,526	4,657
Fair Value Asset / (Liability) [Member] | Fair Value Measurements, Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	$ (645,068)	$ (617,761)